Annual Fund Operating Expenses - Invesco Dynamic Large Cap Growth ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.56%